Revenue From Contract With Customer - Summary of contract costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 19,586	$ 15,798
Incremental costs of obtaining and contract fulfillment costs	17,284	15,969
Amortization and impairment included in operating costs	(17,373)	(13,372)
Foreign currency translation	(869)	1,191
Balance	$ 18,628	$ 19,586